Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 92.8%
	France 1.5%
110,477	Safran SA	$13,007,136

	Germany 2.8%
228,128	SAP SE	25,283,138

	Spain 1.6%
217,681	Amadeus IT Group SA (a)	14,153,281

	Switzerland 7.7%
259,448	Nestle SA	33,733,082
394,527	Novartis AG	34,636,139
		68,369,221
	United Kingdom 8.0%
601,927	Diageo PLC	30,532,404
13,372,283	Lloyds Banking Group PLC	8,143,261
420,670	Reckitt Benckiser Group PLC	32,091,121
		70,766,786
	United States 71.2%
3,898	Alphabet, Inc. - Class A (a)	10,841,702
17,594	Alphabet, Inc. - Class C (a)	49,139,866
8,175	Amazon.com, Inc. (a)	26,650,091
171,976	Crown Castle International Corp.	31,746,770
133,685	Eversource Energy	11,789,680
31,594	HCA Healthcare, Inc.	7,918,088
285,080	Intercontinental Exchange, Inc.	37,664,770
101,339	Lowe's Companies, Inc.	20,489,732
120,177	Mastercard, Inc. - Class A	42,948,856
141,254	McDonald's Corp.	34,929,289
101,289	Meta Platforms, Inc. - Class A (a)	22,522,622
240,322	Microsoft Corp.	74,093,676
70,233	Netflix, Inc. (a)	26,308,579
257,910	PepsiCo, Inc.	43,168,976
317,584	Starbucks Corp.	28,890,617
203,857	The Procter & Gamble Co.	31,149,350
395,346	U.S. Bancorp	21,012,640
228,634	Visa, Inc. - Class A	50,704,162
130,674	WEC Energy Group, Inc.	13,042,572
168,234	Xcel Energy, Inc.	12,141,448
298,514	Yum! Brands, Inc.	35,382,864
		632,536,350
	Total Common Stocks
	(Cost $520,702,191)	824,115,912

Principal Amount
SHORT-TERM INVESTMENTS 6.4%
	Money Market Deposit Account 6.4%
56,636,326	U.S. Bank N.A., 0.046% (b)	56,636,326
	Total Short-Term Investments
	(Cost $56,636,326)	56,636,326

	Total Investments 99.2%
	(Cost $577,338,517)	880,752,238

	Other Assets in Excess of Liabilities 0.8%	7,039,102

	TOTAL NET ASSETS 100.0%	$887,791,340

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of March 31, 2022.

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 101.0%
	France 1.6%
11,745	Safran SA	$1,382,811

	Germany 3.1%
24,030	SAP SE	2,663,215

	Spain 1.7%
22,626	Amadeus IT Group SA (a)	1,471,107

	Switzerland 8.3%
26,963	Nestle SA	3,505,692
41,288	Novartis AG	3,624,738
		7,130,430
	United Kingdom 8.7%
62,386	Diageo PLC	3,164,494
1,447,527	Lloyds Banking Group PLC	881,494
44,537	Reckitt Benckiser Group PLC	3,397,538
		7,443,526
	United States 77.6%
415	Alphabet, Inc. - Class A (a)	1,154,260
1,865	Alphabet, Inc. - Class C (a)	5,208,926
849	Amazon.com, Inc. (a)	2,767,698
17,989	Crown Castle International Corp.	3,320,769
14,178	Eversource Energy	1,250,358
3,356	HCA Healthcare, Inc.	841,081
29,969	Intercontinental Exchange, Inc.	3,959,504
10,672	Lowe's Companies, Inc.	2,157,772
12,742	Mastercard, Inc. - Class A	4,553,736
15,092	McDonald's Corp.	3,731,950
10,598	Meta Platforms, Inc. - Class A (a)	2,356,571
25,544	Microsoft Corp.	7,875,471
7,212	Netflix, Inc. (a)	2,701,543
27,314	PepsiCo, Inc.	4,571,817
33,750	Starbucks Corp.	3,070,238
21,682	The Procter & Gamble Co.	3,313,010
41,826	U.S. Bancorp	2,223,052
24,223	Visa, Inc. - Class A	5,371,935
13,640	WEC Energy Group, Inc.	1,361,408
17,675	Xcel Energy, Inc.	1,275,605
31,991	Yum! Brands, Inc.	3,791,893
		66,858,597
	Total Common Stocks
	(Cost $54,831,568)	86,949,686

Principal Amount
SHORT-TERM INVESTMENTS 7.5%
	Money Market Deposit Account 7.5%
6,448,063	U.S. Bank N.A., 0.046% (b)	6,448,063
	Total Short-Term Investments
	(Cost $6,448,063)	6,448,063

	Total Investments 108.5%
	(Cost $61,279,631)	93,397,749

	Liabilities in Excess of Other Assets (8.5)%	(7,285,091)

	TOTAL NET ASSETS 100.0%	$86,112,658

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of March 31, 2022.

Frontier MFG Global Sustainable Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 84.6%
	Germany 4.6%
14,595	Fraport AG Frankfurt Airport Services Worldwide (a)	$809,055
9,587	SAP SE	1,062,515
		1,871,570
	Spain 4.5%
6,094	Aena SME SA (a)	1,015,877
40,221	Red Electrica Corp. SA	825,783
		1,841,660
	Switzerland 7.1%
11,018	Nestle SA	1,432,546
16,518	Novartis AG	1,450,141
		2,882,687
	United Kingdom 6.0%
17,375	Reckitt Benckiser Group PLC	1,325,465
24,352	Unilever PLC	1,100,624
		2,426,089
	United States 62.4%
1,115	Alphabet, Inc. - Class C (a)	3,114,183
356	Amazon.com, Inc. (a)	1,160,542
390	Booking Holdings, Inc. (a)	915,896
601	Chipotle Mexican Grill, Inc. (a)	950,800
2,552	CME Group, Inc.	607,019
7,456	Eversource Energy	657,545
8,531	Intercontinental Exchange, Inc.	1,127,116
3,965	Mastercard, Inc. - Class A	1,417,012
3,956	McDonald's Corp.	978,240
8,089	Meta Platforms, Inc. - Class A (a)	1,798,670
10,108	Microsoft Corp.	3,116,397
4,839	Netflix, Inc. (a)	1,812,641
7,912	PepsiCo, Inc.	1,324,311
6,216	The Procter & Gamble Co.	949,805
23,697	U.S. Bancorp	1,259,495
8,536	Visa, Inc. - Class A	1,893,029
5,239	Walmart, Inc.	780,192
12,329	Yum! Brands, Inc.	1,461,356
		25,324,249
	Total Common Stocks
	(Cost $32,119,796)	34,346,255

Principal Amount
SHORT-TERM INVESTMENTS 15.2%
	Money Market Deposit Account 15.2%
6,172,800	U.S. Bank N.A., 0.046% (b)	6,172,800
	Total Short-Term Investments
	(Cost $6,172,800)	6,172,800

	Total Investments 99.8%
	(Cost $38,292,596)	40,519,055

	Other Assets in Excess of Liabilities 0.2%	72,054

	TOTAL NET ASSETS 100.0%	$40,591,109

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of March 31, 2022.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.5%
	Australia 5.0%
1,352,533	APA Group	$10,749,741
1,011,460	Atlas Arteria Ltd.	4,922,664
2,399,037	Transurban Group	24,239,804
		39,912,209
	Canada 14.8%
723,920	Algonquin Power & Utilities Corp.	11,228,100
203,695	Canadian Utilities Ltd. - Class A	6,243,725
263,453	Emera, Inc.	13,059,379
511,795	Enbridge, Inc.	23,560,214
479,244	Fortis, Inc. (a)	23,702,481
617,814	Hydro One Ltd.	16,644,383
411,448	TC Energy Corp.	23,206,174
		117,644,456
	Chile 0.1%
5,274,187	Aguas Andinas SA - Class A	1,121,470

	France 6.6%
114,400	Aeroports de Paris	17,107,261
640,878	Getlink SE (a)	11,542,056
235,815	Vinci SA	24,093,978
		52,743,295
	Germany 0.8%
108,209	Fraport AG Frankfurt Airport Services Worldwide (a)	5,998,427

	Hong Kong 2.0%
2,446,659	Power Assets Holdings Ltd.	15,944,997

	Italy 6.9%
247,270	ACEA SpA	4,540,227
620,962	Enav SpA	2,863,586
895,412	Italgas SpA	5,744,513
3,852,476	Snam SpA	22,215,620
2,304,008	Terna SpA	19,785,269
		55,149,215
	Mexico 2.6%
357,901	Grupo Aeroportuario del Centro Norte SAB de CV (a)	2,664,014
489,747	Grupo Aeroportuario del Pacifico SAB de CV - Class B	7,894,801
317,446	Grupo Aeroportuario del Sureste SAB de CV - Class B (a)	7,051,004
384,575	Promotora y Operadora de Infraestructura SAB de CV	3,053,591
		20,663,410
	Netherlands 0.6%
135,290	Koninklijke Vopak NV	4,377,250

	New Zealand 1.6%
1,729,684	Auckland International Airport Ltd.	9,358,650
1,041,115	Vector Ltd.	2,908,865
		12,267,515
	Portugal 0.3%
634,048	REN - Redes Energeticas Nacionais SGPS SA	1,996,544

	Spain 8.7%
155,447	Aena SME SA (a)	25,913,204
500,167	Cellnex Telecom SA	24,070,369
300,317	Enagas SA	6,668,963
620,227	Red Electrica Corp. SA	12,733,969
		69,386,505
	Switzerland 0.8%
35,977	Flughafen Zuerich AG (a)	6,457,399

	United Kingdom 6.4%
1,535,180	National Grid PLC	23,592,912
284,440	Pennon Group PLC	4,003,277
290,640	Severn Trent PLC	11,713,998
790,297	United Utilities Group PLC	11,637,498
		50,947,685
	United States 40.3%
18,227	ALLETE, Inc.	1,220,845
96,877	Alliant Energy Corp.	6,052,875
101,788	Ameren Corp.	9,543,643
158,545	American Electric Power Co., Inc.	15,818,035
14,639	American States Water Co.	1,303,164
62,209	American Tower Corp.	15,628,145
71,395	American Water Works Co., Inc.	11,818,014
52,458	Atmos Energy Corp.	6,268,206
154,505	Avangrid, Inc.	7,221,564
28,677	Avista Corp.	1,294,767
21,592	Black Hills Corp.	1,663,016
19,730	California Water Service Group	1,169,594
250,397	CenterPoint Energy, Inc.	7,672,164
6,133	Chesapeake Utilities Corp.	844,882
117,403	CMS Energy Corp.	8,211,166
140,833	Consolidated Edison, Inc.	13,334,069
84,255	Crown Castle International Corp.	15,553,473
191,275	Dominion Energy Corp.	16,252,637
77,216	DTE Energy Co.	10,208,727
153,205	Duke Energy Corp.	17,106,870
78,524	Entergy Corp.	9,167,677
97,799	Essential Utilities, Inc.	5,000,463
88,836	Evergy, Inc.	6,071,052
134,478	Eversource Energy	11,859,615
216,966	FirstEnergy Corp.	9,950,061
16,744	IDACORP, Inc.	1,931,588
13,704	MGE Energy, Inc.	1,093,442
7,030	Middlesex Water Co.	739,345
157,688	NiSource, Inc.	5,014,478
7,085	Northwest Natural Holding Company	366,436
18,732	NorthWestern Corp.	1,133,099
77,248	OGE Energy Corp.	3,150,173
18,663	ONE Gas, Inc.	1,646,823
45,047	Pinnacle West Capital Corp.	3,518,171
27,411	PNM Resources, Inc.	1,306,682
33,147	Portland General Electric Co.	1,828,057
295,304	PPL Corp.	8,433,882
43,273	SBA Communications Corp.	14,890,239
98,616	Sempra Energy	16,579,322
12,488	SJW Group	868,915
39,424	South Jersey Industries, Inc.	1,362,099
19,130	Spire, Inc.	1,372,769
234,865	The Southern Co.	17,030,061
125,445	WEC Energy Group, Inc.	12,520,666
209,526	Xcel Energy, Inc.	15,121,491
		320,142,462
	Total Common Stocks
	(Cost $568,972,002)	774,752,839

CLOSED-END FUNDS 1.2%
	United Kingdom 1.2%
2,040,210	HICL Infrastructure PLC	4,761,498
1,954,316	International Public Partnerships Ltd.	4,438,434
		9,199,932
	Total Closed-End Funds
	(Cost $8,305,646)	9,199,932

Principal Amount
SHORT-TERM INVESTMENTS 2.4%
	Money Market Deposit Account 2.4%
19,409,536	U.S. Bank N.A., 0.046% (b)	19,409,536
	Total Short-Term Investments
	(Cost $19,409,536)	19,409,536

	Total Investments 101.1%
	(Cost $596,687,184)	803,362,307

	Liabilities in Excess of Other Assets (1.1)%	(9,077,247)

	TOTAL NET ASSETS 100.0%	$794,285,060

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of March 31, 2022.

Frontier MFG Select Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 95.9%
	Australia 9.7%
899,437	Atlas Arteria Ltd.	$4,377,461
927,141	Transurban Group	9,367,808
		13,745,269
	Canada 3.4%
104,581	Enbridge, Inc.	4,814,332

	France 6.9%
23,264	Aeroports de Paris	3,478,875
61,432	Vinci SA	6,276,705
		9,755,580
	Italy 5.7%
227,754	Atlantia SpA	4,735,614
565,215	Snam SpA	3,259,359
		7,994,973
	Netherlands 0.8%
35,035	Koninklijke Vopak NV	1,133,542

	New Zealand 1.0%
266,227	Auckland International Airport Ltd.	1,440,451

	Spain 8.4%
37,766	Aena SME SA (a)	6,295,639
271,061	Red Electrica Corp. SA	5,565,192
		11,860,831
	United Kingdom 9.8%
343,498	National Grid PLC	5,278,936
93,803	Severn Trent PLC	3,780,650
320,272	United Utilities Group PLC	4,716,157
		13,775,743
	United States 50.2%
32,321	Alliant Energy Corp.	2,019,416
22,835	American Tower Corp.	5,736,609
11,360	American Water Works Co., Inc.	1,880,421
18,679	Atmos Energy Corp.	2,231,954
41,830	CMS Energy Corp.	2,925,590
31,977	Crown Castle International Corp.	5,902,954
126,236	CSX Corp.	4,727,538
83,658	Dominion Energy Corp.	7,108,420
74,116	Evergy, Inc.	5,065,087
67,219	Eversource Energy	5,928,044
20,630	Norfolk Southern Corp.	5,884,089
43,092	Sempra Energy	7,244,627
11,039	Union Pacific Corp.	3,015,965
53,786	WEC Energy Group, Inc.	5,368,381
79,191	Xcel Energy, Inc.	5,715,214
		70,754,309
	Total Common Stocks
	(Cost $113,761,148)	135,275,030

Principal Amount
SHORT-TERM INVESTMENTS 3.7%
	Money Market Deposit Account 3.7%
5,254,638	U.S. Bank N.A., 0.046% (b)	5,254,638
	Total Short-Term Investments
	(Cost $5,254,638)	5,254,638

	Total Investments 99.6%
	(Cost $119,015,786)	140,529,668

	Other Assets in Excess of Liabilities 0.4%	491,680

	TOTAL NET ASSETS 100.0%	$141,021,348

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of March 31, 2022.

Frontier HyperiUS Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.7%
	France 6.9%
311	Hermes International	$440,175
548	Kering SA	345,969
235	LVMH Moet Hennessy Louis Vuitton SE	167,744
		953,888
	Sweden 4.1%
3,796	Spotify Technology SA (a)	573,272

	United States 86.7%
3,889	Airbnb, Inc. - Class A (a)	667,975
221	Alphabet, Inc. - Class A (a)	614,678
438	Amazon.com, Inc. (a)	1,427,858
10,726	Block, Inc. - Class A (a)	1,454,445
1,008	Costco Wholesale Corp.	580,457
717	Intuit, Inc.	344,762
1,432	Intuitive Surgical, Inc. (a)	432,006
740	Mastercard, Inc. - Class A	264,461
1,378	Meta Platforms, Inc. - Class A (a)	306,412
3,231	Microsoft Corp.	996,149
4,032	PayPal Holdings, Inc. (a)	466,301
3,304	Roku, Inc.- Class A (a)	413,892
2,102	Salesforce, Inc. (a)	446,297
1,393	ServiceNow, Inc. (a)	775,748
1,599	Tesla, Inc. (a)	1,723,083
2,744	Visa, Inc. - Class A	608,537
2,380	Workday, Inc. - Class A (a)	569,915
		12,092,976
	Total Common Stocks
	(Cost $14,641,078)	13,620,136

Principal Amount
SHORT-TERM INVESTMENTS 2.5%
	Money Market Deposit Account 2.5%
342,095	U.S. Bank N.A., 0.046% (b)	342,095
	Total Money Market Funds
	(Cost $342,095)	342,095

	Total Investments 100.2%
	(Cost $14,983,173)	13,962,231

	Liabilities in Excess of Other Assets (0.2)%	(20,629)

	TOTAL NET ASSETS 100.0%	$13,941,602

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of March 31, 2022.

Investment Valuation – Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the “Board”) and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser or a subadviser pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of the Funds’ valuation procedures.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds’ securities as of March 31, 2022:

Global Equity Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$632,536,350	$191,579,562	$-	$824,115,912
Total Equity	632,536,350	191,579,562	-	824,115,912
Short-Term Investments	56,636,326	-	-	56,636,326
Total Investments in Securities	$689,172,676	$191,579,562	$-	$880,752,238

Global Plus Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$66,858,597	$20,091,089	$-	$86,949,686
Total Equity	66,858,597	20,091,089	-	86,949,686
Short-Term Investments	6,448,063	-	-	6,448,063
Total Investments in Securities	$73,306,660	$20,091,089	$-	$93,397,749

Global Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$25,324,249	$9,022,006	$-	$34,346,255
Total Equity	25,324,249	9,022,006	-	34,346,255
Short-Term Investments	6,172,800	-	-	6,172,800
Total Investments in Securities	$31,497,049	$9,022,006	$-	$40,519,055

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$474,395,325	$300,357,514	$-	$774,752,839
Closed-End Funds	-	9,199,932	-	9,199,932
Total Equity	474,395,325	309,557,446	-	783,952,771
Short-Term Investments	19,409,536	-	-	19,409,536
Total Investments in Securities	$493,804,861	$309,557,446	$-	$803,362,307

Select Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$75,568,641	$59,706,389	$-	$135,275,030
Total Equity	75,568,641	59,706,389	-	135,275,030
Short-Term Investments	5,254,638	-	-	5,254,638
Total Investments in Securities	$80,823,279	$59,706,389	$-	$140,529,668

HyperiUS Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$12,666,248	$953,888	$-	$13,620,136
Total Equity	12,666,248	953,888	-	13,620,136
Short-Term Investments	342,095	-	-	342,095
Total Investments in Securities	$13,008,343	$953,888	$-	$13,962,231

(a) See each Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.